Exhibit 99.7

Monthly Investor Report: Verizon Master Trust - VZMT 2024-1
Collection Period	June 2025
Payment Date	07/21/2025
Transaction Month	18
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note Balance	SOFR:Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A-1a	12/22/25	12/20/2028	$835,260,000.00		5.00%			5.00%
Class A-1b	12/22/25	12/20/2028	$278,500,000.00	31	SOFR +0.65%	07/14/2025	4.34262%	4.99%
Class B	12/22/25	12/20/2028	$85,150,000.00		5.24%			5.24%
Class C	12/22/25	12/20/2028	$51,090,000.00		5.49%			5.49%

Total			$1,250,000,000.00

Series 2024-1 Allocation % x Group One Available Funds								$86,304,293.42
Amounts paid by the Cap Counterparty								N/A
Available Subordinated Amounts								$0.00
Amounts drawn on the Reserve Account								$0.00
Amounts released from Principal Funding Account								$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption

Total Available Funds								$86,304,293.42

Beginning of Period Reserve Account Balance								$13,623,978.20
Required Reserve Amount								$13,623,978.20
Shortfall in Required Reserve Amount								$0.00
Reserve Account funds needed this period (True/False)								FALSE
Reserve Account draw amount required								0.00
Reserve Account Deposit Amount								$0.00

End of Period Reserve Account Balance								$13,623,978.20

Waterfall Distribution			Amount Due	Amount Paid	Shortfall	Carryover Shortfall		Remaining Available Funds
Master Collateral Agent Fee			$92.11	$92.11	$0.00	$0.00		$86,304,201.31
Owner Trustee Fee			$276.36	$276.36	$0.00	$0.00		$86,303,924.95
Asset Representations Reviewer Fee			$48.38	$48.38	$0.00	$0.00		$86,303,876.57
Supplemental ARR Fee			$193.50	$193.50	$0.00	$0.00		$86,303,683.07
Indenture Trustee Fee			$1,250.00	$1,250.00	$0.00	$0.00		$86,302,433.07
Servicing Fee			$960,150.92	$960,150.92	$0.00	$0.00		$85,342,282.15
Class A-1a Note Interest			$3,480,250.00	$3,480,250.00	$0.00	$0.00		$81,862,032.15
Class A-1b Note Interest			$1,197,327.35	$1,197,327.35	$0.00	$0.00		$80,664,704.80
First Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$80,664,704.80
Class B Note Interest			$371,821.67	$371,821.67	$0.00	$0.00		$80,292,883.13
Second Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$80,292,883.13
Class C Note Interest			$233,736.75	$233,736.75	$0.00	$0.00		$80,059,146.38
Third Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$80,059,146.38
Reserve Account up to Required Reserve Amount			$0.00	$0.00	$0.00	$0.00		$80,059,146.38
Regular Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$80,059,146.38
Supplemental Successor Servicer Fee			$0.00	$0.00	$0.00	$0.00		$80,059,146.38
Additional Interest Amounts			$0.00	$0.00	$0.00	$0.00		$80,059,146.38
Make-Whole Payments			$0.00	$0.00	$0.00	$0.00		$80,059,146.38
Additional Fees and Expenses			$0.00	$0.00	$0.00	$0.00		$80,059,146.38
Additional Trust Expenses			$0.00	$0.00	$0.00	$0.00		$80,059,146.38
Class R Interest			$80,059,146.38	$80,059,146.38	$0.00	$0.00		$0.00

Total			$86,304,293.42	$86,304,293.42	$0.00	$0.00

Total Priority Principle Payments and Additional Interest Amounts								$0.00

Noteholder Payments			Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a			$0.00	$0.00	$3,480,250.00	$0.00	$0.00	$3,480,250.00
Class A-1b			$0.00	$0.00	$1,197,327.35	$0.00	$0.00	$1,197,327.35
Class B			$0.00	$0.00	$371,821.67	$0.00	$0.00	$371,821.67
Class C			$0.00	$0.00	$233,736.75	$0.00	$0.00	$233,736.75

Total			$0.00	$0.00	$5,283,135.77	$0.00	$0.00	$5,283,135.77

Noteholder Payments	Note Balance per $1,000 of Notes	Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
		Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$4.17	$0.00	$4.17	$835,260,000.00	1.00	$835,260,000.00	1.00
Class A-1b	$1,000.00	$4.30	$0.00	$4.30	$278,500,000.00	1.00	$278,500,000.00	1.00
Class B	$1,000.00	$4.37	$0.00	$4.37	$85,150,000.00	1.00	$85,150,000.00	1.00
Class C	$1,000.00	$4.58	$0.00	$4.58	$51,090,000.00	1.00	$51,090,000.00	1.00

Total	$1,000.00	$4.23	$0.00	$4.23	$1,250,000,000.00	1.00	$1,250,000,000.00	1.00

					Beginning Period		Add: Deposit	Ending Period

Principal Funding Account Limit					$625,000,000.00			$625,000,000.00
Principal Funding Account balance					$0.00		$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.